Derivative Liabilities - Schedule of Changes in Derivative Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative liability	$ 12,447,109	$ 295,800	$ 19,700
Additions of new derivatives recognized as day 1 loss		1,276,667
Settled upon conversion of debt (Derivative resolution)		(2,480,000)
Reclassification from APIC to derivative liabilities due to tainted instruments		83,334
Loss on change in fair value of derivative liabilities		(12,654,360)	(276,100)
Derivative liability		12,447,109	$ 295,800
Fair Value, Inputs, Level 3 [Member]
Derivative liability	12,447,109
Additions of new derivatives recognized as day 1 loss	1,514,682
Settled upon conversion of debt (Derivative resolution)	(3,130,000)
Reclassification from APIC to derivative liabilities due to tainted instruments	167,544
Reclassification to APIC to derivative liabilities due to non-tainted instruments	(250,878)
Loss on change in fair value of derivative liabilities	(8,781,385)
Derivative liability	$ 2,513,072	$ 12,447,109